INCOME TAXES - Reconciliation of income tax expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Domestic statutory tax rate (in percent)	26.50%	26.50%	26.50%
Income taxes at domestic statutory tax rate	$ 287.2	$ 274.3	$ 253.1
(Reduction) increase resulting from:
Non-deductible charges and non-taxable income	(3.1)	0.1	(0.5)
Tax consolidation transactions (note 24)	(26.9)	(33.8)	(48.9)
Other	(1.8)	(2.9)	(5.8)
Income taxes	$ 255.4	$ 237.7	$ 197.9